Staff costs (Table)	12 Months Ended
Dec. 31, 2020
29. Staff costs
Staff costs
	2020	2019	2018
	£m	£m	£m
Performance costs	1,145	1,104	1,300
Salaries[a]	2,285	2,373	2,269
Social security costs	295	269	263
Post-retirement benefits[b]	176	184	302
Other compensation costs	208	237	246
Total compensation costs	4,109	4,167	4,380

Other resourcing costs
Outsourcing	142	211	287
Redundancy and restructuring	47	69	87
Temporary staff costs	14	48	54
Other	53	70	66
Total other resourcing costs	256	398	494

Total staff costs	4,365	4,565	4,874

Notes

a£156m (2019: £123m; 2018: £54m) of compensation was capitalised as internally generated software.

bPost-retirement benefits charge includes £127m (2019: £126m; 2018: £99m) in respect of defined contribution schemes and £49m (2019: £57m; 2018: £203m) in respect of defined benefit schemes.